UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06687
The Gabelli Money Market Funds
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: September 30
Date of reporting period: March 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli U.S. Treasury Money Market Fund
Semi-Annual Report
March 31, 2011

Ronald S. Eaker	Judith A. Raneri
With GAMCO Since 1987	With GAMCO Since 1989
To Our Shareholders,
     Our shareholder reports have typically contained commentary on each portfolio manager’s assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund’s semi-annual and annual financial statements.
     The Sarbanes-Oxley Act’s corporate governance regulations requires a Fund’s principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (“SEC”) on Form N-CSR. This certification covers the portfolio manager’s commentary and subjective opinions if they are attached to or a part of the financial statements.
     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager’s commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.
Sincerely yours,
Bruce N. Alpert
Chief Operating Officer
Gabelli Funds, LLC
May 23, 2011
Portfolio Holdings
The Gabelli U.S. Treasury Money Market Fund (the “Fund”) files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended December 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC website at www.sec.gov.

The Gabelli U.S. Treasury Money Market Fund
Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2010 through March 31, 2011	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	10/01/10	03/31/11	Ratio	Period*

Gabelli U.S. Treasury Money Market Fund

Actual Fund Return
Class AAA	$1,000.00	$1,000.70	0.08%	$0.40
Class A	$1,000.00	$1,000.70	0.08%	$0.40
Class C	$1,000.00	$1,000.70	0.08%	$0.40

Hypothetical 5% Return
Class AAA	$1,000.00	$1,024.53	0.08%	$0.40
Class A	$1,000.00	$1,024.53	0.08%	$0.40
Class C	$1,000.00	$1,024.53	0.08%	$0.40

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of March 31, 2011:
Gabelli U.S. Treasury Money Market Fund

U.S. Treasury Bills	86.1%
U.S. Treasury Cash Management Bills	6.5%
U.S. Treasury Notes	7.2%
Other Assets and Liabilities (Net)	0.2%

Net Assets	100.0%

The Gabelli U.S. Treasury Money Market Fund
Statement of Net Assets — March 31, 2011 (Unaudited)

Principal			Market
Amount			Value
	U.S. GOVERNMENT OBLIGATIONS — 99.8%
	U.S. Treasury Bills — 86.1%
$1,365,355,000	U.S. Treasury Bills, 0.043% to 0.185%†, 04/07/11 to 09/22/11		$1,365,091,245

	U.S. Treasury Cash Management Bills — 6.5%
103,426,000	U.S. Cash Management Bill, 0.120%†, 04/15/11		103,421,186

	U.S. Treasury Notes — 7.2%
25,000,000	4.875%, 05/31/11		25,196,199
50,000,000	1.125%, 06/30/11		50,117,238
38,000,000	0.750%, 11/30/11		38,123,534

			113,436,971

	TOTAL U.S. GOVERNMENT OBLIGATIONS		1,581,949,402

TOTAL INVESTMENTS (Cost $1,581,949,402)		99.8%	1,581,949,402
Payable to Manager		(0.0)	(68,274)
Distributions Payable		(0.0)	(6,321)
Other Assets and Liabilities (Net)		0.2	3,857,787

NET ASSETS
(applicable to 1,585,726,047 shares outstanding)		100.0%	$1,585,732,594

Net Assets Consist of:
Paid-in capital			$1,585,726,698
Accumulated distributions in excess of net investment income			(2,422)
Accumulated net realized gain on investments			8,318

TOTAL NET ASSETS			$1,585,732,594

SHARES OF CAPITAL STOCK each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,579,322,793 ÷ 1,579,316,208 shares outstanding)			$1.00

Class A:
Net Asset Value, offering, and redemption price per share ($5,309,957 ÷ 5,310,006 shares outstanding)			$1.00

Class C:
Net Asset Value, offering, and redemption price per share ($1,099,844 ÷ 1,099,833 shares outstanding)			$1.00

†	Represents annualized yield at date of purchase.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Operations — For the Six Months Ended March 31, 2011 (Unaudited)

Investment income:
Interest	$1,246,198

Expenses:
Management fees	1,420,935
Custodian fees	57,529
Shareholder services fees	53,656
Legal and audit fees	42,780
Registration expenses	21,984
Shareholder communications expenses	17,713
Trustees’ fees	12,039
Miscellaneous expenses	45,984

Total Expenses	1,672,620

Less:
Fees waived by the Manager	(1,016,405)
Custodian fee credits	(4)

Total Waivers and Credits	(1,016,409)

Net Expenses	656,211

Net Investment Income	589,987

Net Realized Gain on Investments	30,886

Net Increase in Net Assets Resulting from Operations	$620,873

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Statement of Changes in Net Assets

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations:
Net investment income	$589,987	$1,235,506
Net realized gain on investments	30,886	17,021

Net Increase in Net Assets Resulting from Operations	620,873	1,252,527

Distributions to Shareholders:
Net investment income
Class AAA	(588,503)	(1,234,219)
Class A	(1,097)	(748)
Class C	(387)	(539)

	(589,987)	(1,235,506)

Net realized gain
Class AAA	(8,466)	(33,478)
Class A	(28)	(26)
Class C	(6)	(7)

	(8,500)	(33,511)

Total Distributions to Shareholders	(598,487)	(1,269,017)

Capital Share Transactions ($1.00 per share):
Proceeds from shares issued
Class AAA	1,614,478,632	2,908,061,767
Class A	5,246,288	1,326,904
Class C	746,592	3,719,340

Total proceeds from shares issued	1,620,471,512	2,913,108,011

Proceeds from reinvestment of distributions
Class AAA	589,882	1,270,615
Class A	1,000	631
Class C	349	471

Total proceeds from reinvestment of distributions	591,231	1,271,717

Cost of shares redeemed
Class AAA	(1,678,141,420)	(2,883,565,628)
Class A	(1,123,298)	(1,378,646)
Class C	(1,546,870)	(2,233,840)

Total cost of shares redeemed	(1,680,811,588)	(2,887,178,114)

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(59,748,845)	27,201,614

Net Increase/(Decrease) in Net Assets	(59,726,459)	27,185,124

Net Assets:
Beginning of period	1,645,459,053	1,618,273,929

End of period	$1,585,732,594	$1,645,459,053

See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income (Loss) from Investment Operations				Distributions							Supplemental Data
															Operating		Operating
															Expenses Net		Expenses
															of Fees		Before Fees
	Net Asset		Net							Net Asset		Net Assets			Waived and		Waived and
Period	Value,	Net	Realized		Total from	Net	Net Realized			Value,		End of	Net		Assumed		Assumed
Ended	Beginning	Investment	Gain on		Investment	Investment	Gain on		Total	End of	Total	Period	Investment		by the		by the
September 30	of Period	Income(a)(b)	Investments		Operations	Income	Investments		Distributions	Period	Return†	(in 000’s)	Income		Manager(c)(d)		Manager
Class AAA
2011(e)	$1.0000	$0.0004	$0.0000	(f)	$0.0004	$(0.0004)	$(0.0000	)(f)	$(0.0004)	$1.0000	0.07%	$1,579,323	0.07	%(g)	0.08	%(g)	0.20	%(g)
2010	1.0000	0.0007	0.0000	(f)	0.0007	(0.0007)	(0.0000	)(f)	(0.0007)	1.0000	0.08	1,642,373	0.07		0.08		0.33
2009	1.0000	0.0045	0.0001		0.0046	(0.0045)	(0.0001)		(0.0046)	1.0000	0.51	1,616,623	0.45		0.09		0.37
2008	1.0000	0.0257	0.0015		0.0272	(0.0257)	(0.0015)		(0.0272)	1.0000	2.78	1,010,798	2.57		0.08		0.34
2007	1.0000	0.0483	0.0002		0.0485	(0.0483)	(0.0002)		(0.0485)	1.0000	5.01	1,039,247	4.83		0.08		0.35
2006	1.0000	0.0426	0.0000	(f)	0.0426	(0.0426)	(0.0000	)(f)	(0.0426)	1.0000	4.33	673,889	4.26		0.12		0.36

Class A
2011(e)	$1.0000	$0.0004	$0.0000	(f)	$0.0004	$(0.0004)	$(0.0000	)(f)	$(0.0004)	$1.0000	0.07%	$5,310	0.07	%(g)	0.08	%(g)	0.20	%(g)
2010	1.0000	0.0007	0.0000	(f)	0.0007	(0.0007)	(0.0000	)(f)	(0.0007)	1.0000	0.08	1,186	0.08		0.08		0.33
2009(h)	1.0000	0.0028	0.0001		0.0029	(0.0028)	(0.0001)		(0.0029)	1.0000	0.33	1,237	0.31	(g)	0.09	(g)	0.36	(g)

Class C
2011(e)	$1.0000	$0.0004	$0.0000	(f)	$0.0004	$(0.0004)	$(0.0000	)(f)	$(0.0004)	$1.0000	0.07%	$1,100	0.07	%(g)	0.08	%(g)	0.20	%(g)
2010	1.0000	0.0007	0.0000	(f)	0.0007	(0.0007)	(0.0000	)(f)	(0.0007)	1.0000	0.08	1,900	0.07		0.08		0.33
2009(h)	1.0000	0.0023	0.0001		0.0024	(0.0023)	(0.0001)		(0.0024)	1.0000	0.33	414	0.26	(g)	0.09	(g)	0.37	(g)

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	Net investment income (loss) per share before fees waived by the Manager for the six months ended March 31, 2011 and the years ended September 30, 2010, 2009, 2008, 2007, and 2006 was ($0.0003), ($0.0018), $0.0017, $0.0231, $0.0456, and $0.0402 (Class AAA), ($0.0003), ($0.0018) and $0.0004 (Class A), and ($0.0003), ($0.0018) and $(0.0002) (Class C), respectively.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	The Manager assumed certain expenses incurred from the U.S. Treasury Department’s Temporary Guaranty Program during the year ended September 30, 2009. If these expenses had not been assumed by the Manager, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% for all classes.

(d)	The Fund incurred interest expense during the year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses net of fees waived and assumed by the Manager to average net assets would have been 0.11% (Class AAA). For the six months ended March 31, 2011 there was no interest expense, and for the years ended September 30, 2010, 2009, 2008, and 2007, the effect of interest expense was minimal.

(e)	For the six months ended March 31, 2011, unaudited.

(f)	Amount represents less than $0.00005 per share.

(g)	Annualized.

(h)	From the commencement of offering Class A and Class C Shares on November 14, 2008 through September 30, 2009.
See accompanying notes to financial statements.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Unaudited)
1. Organization. The Gabelli U.S. Treasury Money Market Fund (the “Fund”), a series of The Gabelli Money Market Funds (the “Trust”), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.
2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. The Fund values securities utilizing the amortized cost valuation method which approximates market value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

Investments in
Securities
(Market Value)
Valuation Inputs	Assets
Level 2 — Other Significant Observable Inputs*	$1,581,949,402

*	Portfolio holdings designated in Level 2 are disclosed individually in the Statement of Net Assets (“SNA”). Level 2 consists of U.S. Government Obligations. Please refer to the SNA for the security classifications of these portfolio holdings.
The Fund did not have significant transfers between Levels 1 and Level 2 during the six months ended March 31, 2011.
There were no Level 1 or Level 3 investments held at March 31, 2011 or September 30, 2010.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
Distributions to Shareholders. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.
For the year ended September 30, 2010, the tax character of distributions was all ordinary income.
Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2011:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$1,582,107,583	$—	$(158,181)	$(158,181)

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended March 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2011, the Gabelli Funds, LLC (the “Manager”) has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended September 30, 2007 through September 30, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended March 31, 2011, there were no borrowings under the line of credit.
4. Shares of Beneficial Interest. The Fund offers three classes of shares — Class AAA Shares, Class A Shares, and Class C Shares. Class A Shares and Class C Shares are offered only as an exchange option for shareholders holding Class A or Class C Shares of other funds within the Gabelli Funds complex. Class A Shares and Class C Shares are not available for direct investment by shareholders.
5. Agreements with Affiliated Parties. The Trust has entered into a management agreement (the “Management Agreement”) with the Manager, which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.08% of the value of the Fund’s average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. Through January 31, 2013, to the extent necessary, the Manager has contractually undertaken to assume certain expenses (excluding interest, taxes, and extraordinary expenses), of the Fund so that the total expenses do not exceed 0.08% of the Fund’s average daily net assets.
Gabelli & Company, Inc., the Distributor, informed the Fund that it retained $865 from investors on redemptions of shares that were exchanged into the Fund from other funds in the Gabelli/GAMCO fund complex.
The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board of Trustees (the “Board”) meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

The Gabelli U.S. Treasury Money Market Fund
Notes to Financial Statements (Continued) (Unaudited)
6. Significant Shareholder. As of March 31, 2011, 77.98% of the Fund was beneficially owned by the Manager and its affiliates, including managed accounts for which the affiliates of the Manager have voting control but disclaim pecuniary interest.
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Manager entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the administrative settlement order, the SEC found that the Manager had willfully violated Section 206(2) of the 1940 Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Manager, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws and rule. The SEC order also noted the cooperation that the Manager had given the staff of the SEC during its inquiry. The settlement did not have a material adverse impact on the Manager or its ability to fulfill its obligations under the Management Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Manager, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Manager and the funds. The court dismissed certain claims and found that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court subsequently dismissed without prejudice the remaining remedy against the officer, which allowed the SEC to appeal the court’s rulings. On October 29, 2010 the SEC filed its appeal with the U.S. Court of Appeals for the Second Circuit regarding the lower court’s orders. The Manager currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Manager or its ability to fulfill its obligations under the Management Agreement.
9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Unaudited)
Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the “Board”) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the “Agreement”) and approve any newly proposed terms therein. At a meeting held on November 16, 2011, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.
1) The nature, extent, and quality of services provided by the Manager.
The Board Members reviewed in detail the nature and extent of the services provided by the Manager under the Agreement and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Manager also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Manager provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.
The Board Members also considered that the Manager paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Manager and in consultation with Fund Counsel. The Board noted that the Manager had engaged, at its expense, BNY Mellon Investment Services (US) Inc. (“BNY”) to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.
The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality personnel, (ii) the Manager and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreement, (iii) the Manager was responsive to requests of the Board, (iv) the scope and depth of the Manager’s resources was adequate, and (v) the Manager had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Manager’s reputation and long standing relationship with the Fund. The Board Members also believed that the Manager had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Continued) (Unaudited)
2)	The performance of the Fund and the Manager.
The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total returns for the periods ended September 30, 2010, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of selected U.S. Treasury money market funds of comparable size to the Fund (the “Performance Peer Group”). The Board considered these comparisons helpful in their assessment as to whether the Manager was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median of its Performance Peer Group for all relevant periods and concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
In connection with its assessment of the performance of the Manager, the Board Members considered the Manager’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Agreement. The Board Members concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3)	The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.
In connection with the Board Member’s consideration of the cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Manager was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. In particular, the Board Members noted that the Fund’s advisory fee was slightly above the Expense Peer Group average, but that the Fund’s expense ratio was the lowest of the Expense Peer Group.
The Board Members also considered an analysis prepared by the Manager of the estimated profitability to the Manager of its relationship with the Fund and reviewed with the Manager its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Manager for the fiscal year ended December 31, 2009. The Board Members considered one analysis for the Manager as a whole, and a second analysis for the Manager with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Manager under either analysis was not excessive.

The Gabelli U.S. Treasury Money Market Fund
Board Consideration and Re-Approval of Management Agreement (Continued) (Unaudited)
4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Manager’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5) Other Factors.
In addition to the above factors, the Board Members also discussed other benefits received by the Manager from their management of the Fund. The Board Members considered that the Manager did not use soft dollars in connection with its management of the Fund.
Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s advisory agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS
VALUE
Gabelli Asset Fund
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital. (Multiclass)
Team Managed
Gabelli Blue Chip Value Fund
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund’s objective is to identify a catalyst or sequence of events that will return the company to a higher value. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
GAMCO Westwood Equity Fund
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Susan M. Byrne
FOCUSED VALUE
Gabelli Value Fund
Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
SMALL CAP VALUE
Gabelli Small Cap Fund
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood SmallCap Equity Fund
Seeks to invest primarily in smaller capitalization equity securities — market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Portfolio Manager: Nicholas F. Galluccio
Gabelli Woodland Small Cap Value Fund
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Elizabeth M. Lilly, CFA
GROWTH
GAMCO Growth Fund
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Howard F. Ward, CFA
GAMCO International Growth Fund
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)
Portfolio Manager: Caesar Bryan
AGGRESSIVE GROWTH
GAMCO Global Growth Fund
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
MICRO-CAP
GAMCO Westwood Mighty MitesSM Fund
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)
Team Managed
EQUITY INCOME
Gabelli Equity Income Fund
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Westwood Balanced Fund
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Co-Portfolio Managers:	Susan M. Byrne Mark R. Freeman, CFA
GAMCO Westwood Income Fund
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)
Portfolio Manager: Barbara G. Marcin, CFA
SPECIALTY EQUITY
GAMCO Vertumnus Fund (formerly GAMCO Global Convertible Securities Fund)
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
GAMCO Global Opportunity Fund
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
Gabelli SRI Green Fund
Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation. (Multiclass)

Co-Portfolio Managers:	Christopher C. Desmarais John M. Segrich, CFA
SECTOR
GAMCO Global Telecommunications Fund
Seeks to invest in telecommunications companies throughout the world — targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass)
Team Managed
GAMCO Gold Fund
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)
Portfolio Manager: Caesar Bryan
Gabelli Utilities Fund
Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
MERGER AND ARBITRAGE
Gabelli ABC Fund
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Mario J. Gabelli, CFA
Gabelli Enterprise Mergers and Acquisitions Fund
Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)
Portfolio Manager: Mario J. Gabelli, CFA
CONTRARIAN
GAMCO Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)
Portfolio Manager: Henry Van der Eb, CFA
Comstock Capital Value Fund
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)
Portfolio Managers: Charles L. Minter
Martin Weiner, CFA
FIXED INCOME
GAMCO Westwood Intermediate Bond Fund
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)
Portfolio Manager: Mark R. Freeman, CFA
CASH MANAGEMENT-MONEY MARKET
Gabelli U.S. Treasury Money Market Fund
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers:	Judith A. Raneri Ronald S. Eaker
An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.
To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. Distributed by Gabelli & Company, Inc., One Corporate Center, Rye, NY 10580.

The Gabelli U.S. Treasury
Money Market Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Current Yield available daily by calling
800-GABELLI after 7:00 P.M.
Board of Trustees

Mario J. Gabelli, CFA	Robert C. Kolodny, MD
Chairman and Chief	Physician, Principal of KBS
Executive Officer	Management LLC
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Energy Corp.

Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Judith A. Raneri	Ronald S. Eaker
Vice President	Vice President
and Portfolio Manager	and Portfolio Manager

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB404Q111SR
The Gabelli U.S. Treasury Money Market Fund
SEMI ANNUAL REPORT
MARCH 31, 2011

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Money Market Funds

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/6/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 6/6/11

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer
Date 6/6/11

*	Print the name and title of each signing officer under his or her signature.